Accrued Liabilities (Tables)	12 Months Ended
Oct. 31, 2022
Schedule of liability payable to creditors

	CEO	Trade Vendors	Total
	$	$	$
Balance at October 31, 2020	225,799	164,017	389,816
Amounts settled	(162,899)	(103,504)	(266,403)
Balance at October 31, 2021	62,900	60,513	123,413
Amounts settled and reclassified	(62,900)	(60,513)	(123,413)
Balance at October 31, 2022	-	-	-